Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Oct. 31, 2023	Apr. 30, 2022	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Earnings for the purpose of basic earnings per share (in Dollars)	$ 31,940		$ 44,443	$ 42,059	$ 27,493
Earnings for the purpose of diluted earnings per share (in Dollars)	$ 31,940		$ 44,443	$ 42,059	$ 27,493
Weighted average number of ordinary shares for the purpose of basic earnings per share	76,748,858	67,579,432		76,602,929	74,159,933
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	56,250	28,492		51,941	47,236
Weighted average number of ordinary shares for the purpose of diluted earnings per share	76,805,108	67,607,924		76,654,870	74,207,169